7. Trade Accounts Receivables (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	R$ 355,666	R$ 339,686
Additions	90,288	180,387
Reversal or write offs	(136,124)	(164,407)
Allowance for doubtful accounts, ending	309,830	355,666
Customers
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	217,466	207,894
Additions	79,259	171,314
Reversal or write offs	(128,514)	(161,742)
Allowance for doubtful accounts, ending	168,211	217,466
Customers | Residential
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	66,502	104,167
Additions	36,177	69,041
Reversal or write offs	(80,147)	(106,706)
Allowance for doubtful accounts, ending	22,532	66,502
Customers | Industrial
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	66,563	42,176
Additions	26,265	45,552
Reversal or write offs	(14,049)	(21,165)
Allowance for doubtful accounts, ending	78,779	66,563
Customers | Commercial
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	67,075	48,385
Additions	18,101	49,664
Reversal or write offs	(25,901)	(30,974)
Allowance for doubtful accounts, ending	59,275	67,075
Customers | Rural
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	3,130	1,827
Additions	2,997	4,106
Reversal or write offs	(3,396)	(2,803)
Allowance for doubtful accounts, ending	2,731	3,130
Customers | Public Entities
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	12,981	10,651
Additions	(3,833)	2,424
Reversal or write offs	(4,313)	(94)
Allowance for doubtful accounts, ending	4,835	12,981
Customers | Public lighting
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	104	81
Additions	205	23
Reversal or write offs	(269)	0
Allowance for doubtful accounts, ending	40	104
Customers | Public service
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	1,111	607
Additions	(653)	504
Reversal or write offs	(439)	0
Allowance for doubtful accounts, ending	19	1,111
Concessionaires and Permission holder
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	132,742	129,806
Additions	1,287	3,266
Reversal or write offs	(175)	(330)
Allowance for doubtful accounts, ending	133,854	132,742
Concessionaires and Permission holder | CCEE
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	119,665	119,665
Additions	0	0
Reversal or write offs	0	0
Allowance for doubtful accounts, ending	119,665	119,665
Concessionaires and Permission holder | Concessionaires and Permission holder
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	13,077	10,141
Additions	1,287	3,266
Reversal or write offs	(175)	(330)
Allowance for doubtful accounts, ending	14,189	13,077
Telecommunications
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	534	191
Additions	8,309	2,598
Reversal or write offs	(7,332)	(2,255)
Allowance for doubtful accounts, ending	1,511	534
Gas distribution
DisclosureOfAllowanceForDoubtfulAccountsLineItems [Line Items]
Allowance for doubtful accounts, beginning	4,924	1,795
Additions	1,433	3,209
Reversal or write offs	(103)	(80)
Allowance for doubtful accounts, ending	R$ 6,254	R$ 4,924